Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 53	€ 614
Current service cost	169	206	€ 233
Interest expense/(income)	3	(31)
Increase (decrease) in net defined benefit liability (asset)	225	789
Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	(13)	(17)	187
- Actuarial (Gain)/loss due to change in demographic assumptions	0	36	0
- Actuarial (Gain)/Loss due to experience	26	(537)	24
Curtailment in year	(3)	0	0
Remeasurement of post-employment benefit obligation	10	(518)
Employer contributions:	(222)	(218)
Ending balance	13	53	614
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,408	2,747
Current service cost	169	206
Interest expense/(income)	26	18
Increase (decrease) in net defined benefit liability (asset)	2,603	2,971
Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	(13)	(17)
- Actuarial (Gain)/loss due to change in demographic assumptions		36
- Actuarial (Gain)/Loss due to experience	26	(537)
Curtailment in year	(3)
Remeasurement of post-employment benefit obligation	10	(518)
Employer contributions:		0
Benefits Paid	(45)	(45)
Ending balance	2,568	2,408	2,747
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,355	2,133
Interest expense/(income)	23	49
Increase (decrease) in net defined benefit liability (asset)	2,378	2,182
Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions		0
- Actuarial (Gain)/loss due to change in demographic assumptions		0
- Actuarial (Gain)/Loss due to experience		0
Remeasurement of post-employment benefit obligation		0
Employer contributions:	222	218
Benefits Paid	(45)	(45)
Ending balance	€ 2,555	€ 2,355	€ 2,133